Consolidated Statements of Operations and Comprehensive Loss - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Revenue:
Total revenue	$ 55,680	$ 48,315	$ 186,015	$ 163,812	$ 129,551
Cost of revenue:
Total cost of revenue	15,962	15,689	57,867	51,308	51,541
Gross profit	39,718	32,626	128,148	112,504	78,010
Operating expenses:
Operations, product and technology	28,312	25,475	101,408	82,078	67,896
Marketing	15,446	13,001	44,765	44,980	27,235
Sales, general and administrative	10,638	7,433	28,564	22,253	17,135
Total operating expenses	54,396	45,909	174,737	149,311	112,266
Operating loss	(14,678)	(13,283)	(46,589)	(36,807)	(34,256)
Interest expense			(1,305)	(1,428)	(437)
Other income, net			73	74	549
Interest and other (expense) income, net	(1,466)	68
Loss before provision for income taxes	(16,144)	(13,215)	(47,821)	(38,161)	(34,144)
Provision for income taxes	27	0	56	36	37
Net loss	(16,171)	(13,215)	(47,877)	(38,197)	(34,181)
Other comprehensive loss, net of tax:
Unrealized gain (loss) on available-for-sale debt securities			0	2	(2)
Total comprehensive loss	$ (16,171)	$ (13,215)	$ (47,877)	$ (38,195)	$ (34,183)
Net loss per share attributable to common stockholders, basic (in dollars per share)	$ (0.86)	$ (1.23)	$ (4.14)	$ (3.72)	$ (3.41)
Net loss per share attributable to common stockholders, diluted (in dollars per share)	$ (0.86)	$ (1.23)	$ (4.14)	$ (3.72)	$ (3.41)
Weighted-average shares used in computing net loss per share attributable to common stockholders, basic (in shares)	18,701,108	10,763,234	11,565,443	10,265,004	10,027,177
Weighted-average shares used in computing net loss per share attributable to common stockholders, diluted (in shares)	18,701,108	10,763,234	11,565,443	10,265,004	10,027,177
Pro Forma
Other comprehensive loss, net of tax:
Net loss per share attributable to common stockholders, basic (in dollars per share)			$ (0.62)
Net loss per share attributable to common stockholders, diluted (in dollars per share)			$ (0.62)
Weighted-average shares used in computing net loss per share attributable to common stockholders, basic (in shares)			77,510,100
Weighted-average shares used in computing net loss per share attributable to common stockholders, diluted (in shares)			77,510,100
Consignment
Revenue:
Total revenue	$ 44,688	$ 35,314	$ 138,096	$ 97,763	$ 39,415
Cost of revenue:
Total cost of revenue	10,832	8,816	34,184	22,764	9,978
Product
Revenue:
Total revenue	10,992	13,001	47,919	66,049	90,136
Cost of revenue:
Total cost of revenue	$ 5,130	$ 6,873	$ 23,683	$ 28,544	$ 41,563